Filed pursuant to Rule 497(e)
File Nos. 333-258490; 811-23723

Supplement to the
Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
dated December 29, 2022, as previously supplemented, of the
Kelly Hotel & Lodging Sector ETF

November 13, 2023

As previously disclosed, the Board of Trustees of Strategic Trust has approved a Plan of Liquidation for the Kelly Hotel & Lodging Sector ETF (the “Fund”), pursuant to which the Fund is expected to cease operations, liquidate its assets, and distribute the liquidation proceeds to shareholders on or about December 8, 2023. Effective November 7, 2023, the Fund stopped accepting orders to purchase creation units of Fund shares. Effective immediately, the Fund will again accept orders to purchase creation units through the close of trading on November 28, 2023.

The remaining dates that were previously disclosed in connection with the Fund liquidation are not expected to change. Accordingly, the last day of trading of shares of the Fund on NYSE Arca, Inc. will be November 30, 2023. Please contact the Fund at 1-800-658-1070 if you have any questions or need assistance.

* * * * *

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.

Filed pursuant to Rule 497(e)
File Nos. 333-258490; 811-23723

Supplement to the
Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
dated December 29, 2022, as previously supplemented, of the
Kelly Residential & Apartment Real Estate ETF

November 13, 2023

As previously disclosed, the Board of Trustees of Strategic Trust has approved a Plan of Liquidation for the Kelly Residential & Apartment Real Estate ETF (the “Fund”), pursuant to which the Fund is expected to cease operations, liquidate its assets, and distribute the liquidation proceeds to shareholders on or about December 8, 2023. Effective November 7, 2023, the Fund stopped accepting orders to purchase creation units of Fund shares. Effective immediately, the Fund will again accept orders to purchase creation units through the close of trading on November 28, 2023.

The remaining dates that were previously disclosed in connection with the Fund liquidation are not expected to change. Accordingly, the last day of trading of shares of the Fund on NYSE Arca, Inc. will be November 30, 2023. Please contact the Fund at 1-800-658-1070 if you have any questions or need assistance.

* * * * *

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.

Filed pursuant to Rule 497(e)
File Nos. 333-258490; 811-23723

Supplement to the
Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
dated December 29, 2022, as previously supplemented, of the
Kelly CRISPR & Gene Editing Technology ETF

November 13, 2023

As previously disclosed, the Board of Trustees of Strategic Trust has approved a Plan of Liquidation for the Kelly CRISPR & Gene Editing Technology ETF (the “Fund”), pursuant to which the Fund is expected to cease operations, liquidate its assets, and distribute the liquidation proceeds to shareholders on or about December 8, 2023. Effective November 7, 2023, the Fund stopped accepting orders to purchase creation units of Fund shares. Effective immediately, the Fund will again accept orders to purchase creation units through the close of trading on November 28, 2023.

The remaining dates that were previously disclosed in connection with the Fund liquidation are not expected to change. Accordingly, the last day of trading of shares of the Fund on The Nasdaq Stock Market LLC will be November 30, 2023. Please contact the Fund at 1-800-658-1070 if you have any questions or need assistance.

* * * * *

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.